Investments - Changes in Non-Marketable Investments Not Accounted for Under the Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity Securities Without Readily Determinable Fair Value [Roll Forward]
Balance at beginning of year	$ 70,849	$ 59,484
Full acquisition of equity securities	(41,001)	0
Sale of equity securities	(23,812)	0
Loss on sale of equity securities	2,250	0
Impairments	(398)	0
Cash investments in equity securities, net	173	3,619
Net increases due to observable price changes	0	7,760
Foreign currency translation adjustments	581	(14)
Balance at end of year	$ 4,142	$ 70,849